Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transaction [Line Items]
Major related parties and relationships with Group
Related Parties	Relationships with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Beijing Phoenix Lilita Information Technology Co., Ltd. (“Lilita”)	Cost method investee, related party of Phoenix TV Group
Particle Inc. (“Particle”)	Available-for-sale method investee with common directors of the Company
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	Equity method investee
Phoenix FM Limited (“FM”)	Equity method investee
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”)	Equity method investee
Hangzhou Qike Technology Co., Ltd.	Equity method investee
Lifeix Inc.	Cost method investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe and employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng	Legal shareholders of Chenhuan and employees of the Group

Amounts due from and due to related parties
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Amounts due from related parties:
Due from CMCC	58,295	48,831	7,033
Due from Phoenix TV Group	20,144	31,509	4,538
Due from Particle	—	50,337	7,250
Due from other investees	46,238	25,583	3,685
Total	124,677	156,260	22,506
Amounts due to related parties:
Due to CMCC	1,808	249	36
Due to Phoenix TV Group	17,060	17,724	2,553
Others	500	747	107
Total	19,368	18,720	2,696

Entities within the non US listed part of the Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Content provided by Phoenix TV Group	(3,757)	(4,730)	(7,447)	(1,073)
Data line services provided by Phoenix TV Group	(363)	(180)	—	—
Advertising and promotion expenses charged by Phoenix TV Group	(1,246)	(1,788)	(1,277)	(184)
Corporate administrative expenses charged by Phoenix TV Group	(354)	(1,812)	(260)	(37)
Project cost charged by Phoenix TV Group	—	(55)	—	—
Revenues earned from Phoenix TV Group	25,168	16,510	10,356	1,492

CMCC [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	29,643	35,787	31,956	4,603
Paid services revenues earned from and through CMCC	290,755	273,510	122,672	17,668
Revenue sharing fees and bandwidth costs to CMCC	(41,766)	(44,359)	(20,941)	(3,016)

Investees [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Loans provided to FM	4,300	8,000	—	—
Advances provided to/(repaid from) FM	482	71	(102)	(15)
Loans repaid from FM	(800)	—	(7,056)	(1,016)
Advertising revenues earned from Tianbo	421	4,384	13,482	1,942
Advances provided to/(repaid from) Tianbo	—	1,177	(1,177)	(170)
Advertising revenues earned from Lilita	333	14,414	42,619	6,138
Brand license authorization revenues earned from Lilita	855	3,155	172	25
Advertising resources provided by Tianbo	(31)	(39)	(670)	(96)
Advances provided to Fenghuang Jingcai	—	409	19	3
Loans provided to Particle and related interest income	—	—	50,337	7,250
Issuance of convertible loans to Particle and related interest income	—	—	248,249	35,755